As filed with the Securities and Exchange Commission on July, 2008




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21597



                             PRIMECAP ODYSSEY FUNDS
               -------------------------------------------------
               (Exact name of registrant as specified in charter)



                        225 SOUTH LAKE AVENUE, SUITE 400
                               PASADENA, CA 91101
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              DAVID H. VAN SLOOTEN
                        225 SOUTH LAKE AVENUE, SUITE 400
                               PASADENA, CA 91101
                     --------------------------------------
                     (Name and address of agent for service)



                                 (626) 304-9222
               --------------------------------------------------
               Registrant's telephone number, including area code



Date of fiscal year end: OCTOBER 31
                         ----------



Date of reporting period: APRIL 30, 2008
                          --------------

ITEM 1. REPORT TO STOCKHOLDERS.




SEMIANNUAL REPORT
FOR THE SIX MONTHS ENDED APRIL 30, 2008




                              LOGO  PRIMECAP(R)
                                    -------------ODYSSEY FUNDS




                                   PRIMECAP ODYSSEY STOCK FUND
                                  PRIMECAP ODYSSEY GROWTH FUND
                       PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND

                  TABLE OF CONTENTS
                  PRIMECAP ODYSSEY FUNDS
                  --------------------------------------------------------------


Letter to Shareholders ....................................................    2

Performance Graphs ........................................................    8

Expense Example ...........................................................   11

Sector Breakdown ..........................................................   13

Schedule of Investments ...................................................   15

      PRIMECAP Odyssey Stock Fund .........................................   15

      PRIMECAP Odyssey Growth Fund ........................................   19

      PRIMECAP Odyssey Aggressive Growth Fund .............................   23

Statements of Assets and Liabilities ......................................   26

Statements of Operations ..................................................   27

Statement of Changes in Net Assets ........................................   28

PRIMECAP Odyssey Stock Fund ...............................................   28

PRIMECAP Odyssey Growth Fund ..............................................   29

PRIMECAP Odyssey Aggressive Growth Fund ...................................   30

Financial Highlights ......................................................   31

      PRIMECAP Odyssey Stock Fund .........................................   31

      PRIMECAP Odyssey Growth Fund ........................................   32

      PRIMECAP Odyssey Aggressive Growth Fund .............................   33

Notes to Financial Statements .............................................   34

Additional Information ....................................................   39

Management ................................................................   40

                  LETTER TO SHAREHOLDERS
                  PRIMECAP ODYSSEY FUNDS
                  --------------------------------------------------------------


DEAR FELLOW SHAREHOLDERS,

The six months ending April 30, 2008 have been disappointing for the PRIMECAP Odyssey Funds. The Stock, Growth, and Aggressive Growth Funds all underperformed the unmanaged Standard & Poor's 500 Composite Stock Price Index (S&P 500). The funds' returns for the six month period were -10.15%, -12.45%, and -19.19%, respectively, while the total return of the unmanaged S&P 500 during the same period was -9.64%.

During the past six months, we have seen a two tiered market - energy and everything else. During a period when the S&P 500 declined nearly 10%, the S&P energy sector gained over 6%. All other sectors posted losses for the period. PRIMECAP Odyssey shareholders have suffered during this period, as we had underweighted energy stocks in all three funds.

All three funds were also hurt by both substantial overweighting and poor selections in the technology and health care sectors. The information technology sector was particularly disappointing, as its -15.3% return was the second-worst performing sector (next to financials). Our information technology selections in all three funds underperformed the S&P information technology sector, thus compounding the effect of having made a heavy allocation to this sector.

Similar to technology, the funds were significantly overweight in health care, and our selections have performed poorly. We have been surprised and disappointed with the difficulties companies have encountered in the FDA approval process. As the FDA has increased its emphasis on safety and decreased its emphasis on efficacy, we have seen a number of promising drugs experience unexpected difficulties in obtaining FDA approval.

Our investments in airlines also detracted from the performance of all three funds. While the airlines have made enormous strides in dramatically slashing their cost structures and imposing stringent control over capacity, they could not adapt quickly enough to $125 oil, particularly with an economy teetering on the precipice of recession and demand likely to slow at the margin.

A more detailed discussion of the results of each PRIMECAP Odyssey Fund follows.

PRIMECAP ODYSSEY STOCK FUND

From November 1, 2007 to April 30, 2008, the Stock Fund's total return of -10.15% lagged the -9.64% return recorded by the S&P 500 by 51 basis points. The Stock Fund's underperformance was driven primarily by sector allocation. Individual stock selection helped overall returns, but our selections were not strong enough to offset poor sector allocation, most notably the underweighting of energy and consumer staples.

Consumer staples represented only 0.1% of the overall holdings of the Stock Fund, significantly less than the 10.6% weighting for the S&P 500. As the economy anticipated a slow-down and potential recession, the constituents of the consumer staples sector outperformed the overall index. Our lack of involvement in the sector caused the Stock Fund to lose 0.9% to the overall market.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------


Our stock selections in industrials also detracted from total returns. The Stock Fund has significant airline holdings. American Airlines and JetBlue Airways returned -63.5% and -44.8% respectively, as the airline industry has continued to struggle under rising jet fuel prices.

The largest sector exposure for the Stock Fund is health care. For the past six months, the fund's holdings had a total return of -12.0% which was slightly behind the S&P 500 health care sector's return of -11.9%. Large holdings Eli Lilly and Novartis produced total returns of -9.5% and -2.9%, respectively, for the past six months.

The Stock Fund continued to benefit from limited exposure as well as favorable selections in financials, the worst performing sector for the period. Performance of the fund's holdings exceeded the S&P financials sector by a margin of 5.1%, driven by Marsh & McLennan and Berkshire Hathaway, which gained 8.2% and 1.0%, respectively. The Stock Fund benefited significantly from our limited exposure to this sector. Financials make up 17.6% of the S&P 500 (down from 22.1% one year ago) and continue to be the largest individual S&P sector. The Stock Fund's financials holdings totaled approximately 7.0% of the portfolio.

The table below lists the top 10 holdings, which collectively represent 26.8% of the total portfolio at the period end.

       PRIMECAP ODYSSEY STOCK FUND                        ENDING % OF
       TOP 10 HOLDINGS AS OF 4/30/08                    TOTAL PORTFOLIO*
       -----------------------------------------------------------------
       Eli Lilly & Co.                                        4.40

       Novartis AG (ADS)                                      3.32

       Medtronic Inc.                                         3.08

       EOG Resources Inc.                                     2.94

       Amgen Inc.                                             2.92

       Roche Holding AG                                       2.14

       Southwest Airlines Co.                                 2.09

       Sony Corp. (ADS)                                       2.04

       Boston Scientific Corp.                                1.97

       GlaxoSmithKline PLC (ADS)                              1.91
       -----------------------------------------------------------------
       TOTAL % OF PORTFOLIO                                  26.81
       -----------------------------------------------------------------

       * The percentage is calculated by using the ending market value of the security divided by the total investments of the Stock Fund.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

PRIMECAP ODYSSEY GROWTH FUND

From November 1, 2007 to April 30, 2008, the Growth Fund's total return of -12.45% trailed the -9.64% return of the S&P 500 by 2.81% and the Russell 1000(R) Growth Index's total return of -9.28% by 3.17%. Disappointing stock selection and sector allocation contributed to the Growth Fund's underperformance.

The most heavily weighted sector in the Growth Fund is information technology, which constituted 35% of the total portfolio during the period. The Growth Fund's information technology holdings produced a total return of -17.0%, compared to the S&P information technology sector return of -15.3%. Large positions in FormFactor and EMC, which returned -50.7% and -39.3%, respectively, detracted the most from our performance in this sector.

The Growth Fund's heavy allocation to the health care sector and our selections within the sector both contributed to our underperformance for the period. Our health care investments represented approximately 27.4% of the overall holdings of the Growth Fund, compared to 12.1% for the S&P 500. Our selections returned -13.2% vs. the S&P health care sector return of -11.9%. Our investments in Affymetrix and Amgen, which returned -57.2% and -28.0%, respectively, were our largest detractors in this sector.

Airlines continued to struggle under rising energy costs, and the Growth Fund's holdings in this industry have continued to hurt total returns. Operational efficiencies and favorable capacity trends have not been sufficient to offset skyrocketing jet fuel costs.

The table below lists the top 10 holdings, which collectively represent 25.8% of the total portfolio at the period end.

         PRIMECAP ODYSSEY GROWTH FUND                         ENDING % OF
         TOP 10 HOLDINGS AS OF 4/30/08                     TOTAL PORTFOLIO*
         ------------------------------------------------------------------
         Eli Lilly & Co.                                         4.59

         Medtronic Inc.                                          3.07

         Novartis AG (ADS)                                       2.61

         Conceptus Inc.                                          2.58

         NAVTEQ Corp.                                            2.45

         EOG Resources Inc.                                      2.31

         Amgen Inc.                                              2.20

         Roche Holding AG                                        2.20

         Arch Coal Inc.                                          1.94

         FormFactor Inc.                                         1.83
         ------------------------------------------------------------------
         TOTAL % OF PORTFOLIO                                   25.78
         ------------------------------------------------------------------

         * The percentage is calculated by using the ending market value of the security divided by the total investments of the Growth Fund.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND

From November 1, 2007 to April 30, 2008, the Aggressive Growth Fund's total return of -19.19% trailed the -9.64% return recorded by the S&P 500 by 9.55%. The Aggressive Growth Fund's total return of -19.19% also trailed the Russell Midcap(R) Growth Index's total return of -8.44%. Disappointing stock selection and sector allocation contributed to this fund's underperformance.

Information technology holdings accounted for approximately 46.4% of the Aggressive Growth Fund. Our largest detractors in this sector were FormFactor (-50.7%) and Cymer (-38.9%). FormFactor and Cymer are both involved in the semiconductor chip manufacturing process; the sector has been hit by low priced competition and a slowdown in demand. The poor relative performance of the sector is also tied to growing concerns of the ability of such companies to grow in an increasingly difficult economic environment.

Our health care selections accounted for 23.9% of portfolio, compared to 12.1% for the S&P 500. The largest detractor among our health care selections was Affymetrix (-57.2%), which has lost market share to its largest competitor. The largest holding in the fund, Conceptus, which is the innovator behind the Essure(R) alternative to tubal ligation, returned -17.8%, as acceptance and adoption of their innovative procedure has taken time.

The table below lists the top 10 holdings, which collectively represent 30.6% of the total portfolio at the period end.

       PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND                  ENDING % OF
       TOP 10 HOLDINGS AS OF 4/30/08                          TOTAL PORTFOLIO*
       -----------------------------------------------------------------------
       Conceptus Inc.                                               4.29

       NAVTEQ Corp.                                                 3.76

       Brocade Communications Systems Inc.                          3.52

       Roche Holding AG                                             3.36

       FormFactor Inc.                                              3.04

       Boston Scientific Corp.                                      2.84

       Altera Corp.                                                 2.80

       Rambus Inc.                                                  2.42

       American Italian Pasta Co. (Cl A)                            2.31

       ASML Holding N.V.                                            2.26
       -----------------------------------------------------------------------
       TOTAL % OF PORTFOLIO                                        30.60
       -----------------------------------------------------------------------

       * The percentage is calculated by using the ending market value of the security divided by the total investments of the Aggressive Growth Fund.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

STRUCTURE OF THE PORTFOLIO, POSITIONING, AND OUTLOOK

The current period's results have been very disappointing for all three funds. Having underweighted energy was clearly a mistake for both the current period and the last 3 1/2 years. We believe, however, that it would be another mistake to extrapolate a continuity of the rising commodity price trend from that which has occurred over the last few years. Rising commodity prices eventually elicit a supply response, a reduction in demand, technological improvements in efficiency, and an increase in the adoption of substitutes. These counter-forces have taken more time to develop than we anticipated, but we believe that fundamental economics will ultimately triumph, and we remain underweight in energy in all three funds. We also believe that a reversal in oil prices would significantly benefit our airline investments, which could see dramatic earnings growth in a more benign fuel cost environment.

While our heavy allocation to and stock selections within the health care sector have detracted from our results for years, we continue to believe in the long-term theses of our investments in this sector. The bearish arguments on the group are well known and widely disseminated: a difficult FDA approval process, patent expirations, generic competition, price controls, and government intervention. We feel that little attention is being paid to promising drug pipelines, exciting and innovative new medical devices, aging populations in the U.S. and abroad, longer global life expectancies, greater purchasing power for health care products internationally, and valuations that we believe are very compelling.

We have been and continue to be significantly overweight in technology stocks. Historically, technology spending has been cyclical, and the stocks are trading at valuations suggesting this is still the case. Additionally, there is pervasive fear that the meltdown in the financial sector will wreak havoc on technology spending, as the financial sector is traditionally a large consumer of information technology. Certainly, there are cyclical elements to technology companies, but we think the industry has changed rather dramatically over the last 10 years. Companies are much more global in nature, and many of our holdings generate more than half of their revenues overseas, insulating themselves somewhat from a difficult U.S. economy. Financially, the industry appears to be very strong, with cash laden balance sheets and very little debt. Although the companies fundamentally are still doing quite well, we have seen some softness, particularly in the semiconductor and semiconductor equipment names. These are typically the most cyclical names in the group but also tend to be early cycle stocks that anticipate economic upturns.

We have been and continue to be underweight in financials in all three funds. We believe that the mis-pricing of credit is not limited to those instruments that have already seen corrections. It has also become increasingly evident that the use of derivatives has exposed many financial institutions to risks that are not identifiable in their financial reports, or even via due diligence and extensive management team meetings. The extent of this risk is often exposed only when liquidity problems arise, at which point a solvency crisis can ensue quickly and drastically.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

As shareholders of our own funds, we have been and continue to be participants in our own successes and failures. We are disappointed with our current results and remain focused on improving them.

We appreciate the confidence you have demonstrated in us. We will continue to work diligently to prove worthy of that confidence.

Sincerely,

PRIMECAP Management Company




--------------------------------------------------------------------------------
THE STANDARD & POOR'S 500 CORPORATE STOCK PRICE INDEX is a broad based index of 500 stocks, which is widely recognized as representative of the market in general. THE RUSSELL 1000(R) GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. THE RUSSELL MID CAP(R) GROWTH INDEX measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values. These indices do not incur expenses and are not available for investment. A basis point equals 0.01%.

THE FUNDS INVEST IN SMALLER COMPANIES, WHICH INVOLVES ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY. ALL FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVES GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. MUTUAL FUND INVESTING INVOLVES RISK, AND LOSS OF PRINCIPAL IS POSSIBLE. GROWTH STOCKS TYPICALLY ARE MORE VOLATILE THAN VALUE STOCKS; HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES.

Please refer to the Schedule of Investments for details of fund holdings. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

                                                                          (6/08)











--------------
Note: Sector weightings are based on average weight for the period.

                  PERFORMANCE GRAPHS
                  PRIMECAP ODYSSEY STOCK FUND
                  --------------------------------------------------------------

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Stock Fund from November 1, 2004 (inception) to April 30, 2008 compared to the S&P 500 Index. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund's inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

GRAPH OMITTED
                                      PRIMECAP Odyssey     S&P 500
                                         Stock Fund         Index
                                      -----------------------------
                11/1/2004                  $10,000         $10,000
                1/31/2005                  $10,610         $10,493
                4/30/2005                  $10,490         $10,324
                7/31/2005                  $11,530         $11,064
               10/31/2005                  $11,480         $10,868
                1/31/2006                  $12,767         $11,581
                4/30/2006                  $13,047         $11,914
                7/31/2006                  $12,496         $11,658
               10/31/2006                  $13,487         $12,643
                1/31/2007                  $14,158         $13,261
                4/30/2007                  $14,632         $13,729
                7/31/2007                  $14,673         $13,539
               10/31/2007                  $15,359         $14,483
                1/31/2008                  $13,769         $12,955
                4/30/2008                  $13,799         $13,088


                                                      TOTAL RETURN
                                               PERIOD ENDED APRIL 30, 2008
                                              ------------------------------
                                                               ANNUALIZED
                                                            SINCE INCEPTION
                                              1 YEAR          (11/01/04)
                                              ------        ---------------

PRIMECAP Odyssey Stock Fund                   -5.69%            9.66%
S&P 500 Index*                                -4.68%            8.01%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-729-2307. THE FUNDS IMPOSE A 2% REDEMPTION FEE ON SHARES HELD LESS THAN 60 DAYS. PERFORMANCE FIGURES REFLECT THE FEE WAIVER IN EFFECT AND, IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURNS WOULD BE LOWER. SHORT-TERM PERFORMANCE, IN PARTICULAR, IS NOT A GOOD INDICATION OF A FUND'S FUTURE PERFORMANCE, AND AN INVESTMENT SHOULD NOT BE MADE BASED SOLELY ON PAST RETURNS.

---------------
     * The S&P 500 Index is an unmanaged index composed of 500 common stocks weighted by market value; its total return includes reinvestment of dividends and is considered representative of the stock market return as a whole.

PERFORMANCE GRAPHS
PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Growth Fund from November 1, 2004 (inception) to April 30, 2008 compared to the S&P 500 Index. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund's inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.


GRAPH OMITTED
                                         PRIMECAP Odyssey     S&P 500
                                           Growth Fund         Index
                                         -----------------------------

                  11/1/2004                  $10,000         $10,000
                  1/31/2005                  $10,550         $10,493
                  4/30/2005                  $10,450         $10,324
                  7/31/2005                  $11,540         $11,064
                 10/31/2005                  $11,620         $10,868
                  1/31/2006                  $12,908         $11,581
                  4/30/2006                  $13,208         $11,914
                  7/31/2006                  $12,688         $11,658
                 10/31/2006                  $13,769         $12,643
                  1/31/2007                  $14,420         $13,261
                  4/30/2007                  $14,845         $13,729
                  7/31/2007                  $14,764         $13,539
                 10/31/2007                  $15,898         $14,483
                  1/31/2008                  $13,807         $12,955
                  4/30/2008                  $13,919         $13,088


                                                     TOTAL RETURN
                                              PERIOD ENDED APRIL 30, 2008
                                              -----------------------------
                                                              ANNUALIZED
                                                           SINCE INCEPTION
                                               1 YEAR        (11/01/04)
                                              --------     ---------------

PRIMECAP Odyssey Growth Fund                   -6.24%           9.93%
S&P 500 Index*                                 -4.68%           8.01%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-729-2307. THE FUNDS IMPOSE A 2% REDEMPTION FEE ON SHARES HELD LESS THAN 60 DAYS. PERFORMANCE FIGURES REFLECT THE FEE WAIVER IN EFFECT AND, IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURNS WOULD BE LOWER. SHORT-TERM PERFORMANCE, IN PARTICULAR, IS NOT A GOOD INDICATION OF A FUND'S FUTURE PERFORMANCE, AND AN INVESTMENT SHOULD NOT BE MADE BASED SOLELY ON PAST RETURNS.

-----------
     * The S&P 500 Index is an unmanaged index composed of 500 common stocks weighted by market value; its total return includes reinvestment of dividends and is considered representative of the stock market return as a whole.

PERFORMANCE GRAPHS
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Aggressive Growth Fund from November 1, 2004 (inception) to April 30, 2008 compared to the S&P 500 Index. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund's inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.


GRAPH OMITTED
                                         PRIMECAP Odyssey
                                            Aggressive        S&P 500
                                           Growth Fund         Index
                                         -----------------------------
                 11/1/2004                  $10,000          $10,000
                 1/31/2005                  $10,500          $10,493
                 4/30/2005                   $9,890          $10,324
                 7/31/2005                  $11,220          $11,064
                10/31/2005                  $11,240          $10,868
                 1/31/2006                  $12,790          $11,581
                 4/30/2006                  $13,110          $11,914
                 7/31/2006                  $12,310          $11,658
                10/31/2006                  $13,920          $12,643
                 1/31/2007                  $14,915          $13,261
                 4/30/2007                  $15,280          $13,729
                 7/31/2007                  $14,915          $13,539
                10/31/2007                  $16,253          $14,483
                 1/31/2008                  $13,205          $12,955
                 4/30/2008                  $13,134          $13,088




                                                           TOTAL RETURN
                                                   PERIOD ENDED APRIL 30, 2008
                                                   ----------------------------
                                                               ANNUALIZED
                                                            SINCE INCEPTION
                                                    1 YEAR    (11/01/04)
                                                   -------- ----------------

PRIMECAP Odyssey Aggressive Growth Fund             -14.05%      8.12%
S&P 500 Index*                                      - 4.68%      8.01%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-729-2307. THE FUNDS IMPOSE A 2% REDEMPTION FEE ON SHARES HELD LESS THAN 60 DAYS. PERFORMANCE FIGURES REFLECT THE FEE WAIVER IN EFFECT AND, IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURNS WOULD BE LOWER. SHORT-TERM PERFORMANCE, IN PARTICULAR, IS NOT A GOOD INDICATION OF A FUND'S FUTURE PERFORMANCE, AND AN INVESTMENT SHOULD NOT BE MADE BASED SOLELY ON PAST RETURNS.

--------------
     * The S&P 500 Index is an unmanaged index composed of 500 common stocks weighted by market value; its total return includes reinvestment of dividends and is considered representative of the stock market return as a whole.

                  EXPENSE EXAMPLE
                  PRIMECAP ODYSSEY FUNDS
                  --------------------------------------------------------------
                  (UNAUDITED)

As a shareholder of one or more of the funds, you incur ongoing costs, including management fees and other fund expenses. This expense example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 31, 2007 to April 30, 2008.

ACTUAL EXPENSES

The information in the table adjacent to the heading "Actual Performance" provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled "Expenses Paid during Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table adjacent to the heading "Hypothetical Performance (5% return before expenses)" provides hypothetical account values and hypothetical expenses based on the funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information adjacent to the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
(UNAUDITED), (CONTINUED)

--------------------------------------------------------------------------------------
                                BEGINNING     ENDING   EXPENSES PAID    EXPENSE RATIO
                                 ACCOUNT      ACCOUNT  DURING PERIOD*   DURING PERIOD*
                                  VALUE        VALUE   (10/31/07 TO     (10/31/07 TO
                               (10/31/07)   (04/30/08)   04/30/08)        04/30/08)
--------------------------------------------------------------------------------------
PRIMECAP ODYSSEY STOCK FUND
Actual Performance              $ 1,000.00  $   898.50  $   3.79           0.80%
Hypothetical Performance
      (5% return before         $ 1,000.00  $ 1,020.87  $   4.03           0.80%
      expenses)
--------------------------------------------------------------------------------------
PRIMECAP ODYSSEY GROWTH FUND
Actual Performance              $ 1,000.00  $   875.50  $   3.40           0.73%
Hypothetical Performance
      (5% return before         $ 1,000.00  $ 1,021.24  $   3.66           0.73%
      expenses)
--------------------------------------------------------------------------------------
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
Actual Performance              $ 1,000.00  $   808.10  $   3.58           0.80%
Hypothetical Performance
      (5% return before         $ 1,000.00  $ 1,020.90  $   4.00           0.80%
      expenses)
--------------------------------------------------------------------------------------

--------------
     * Expenses are equal to the funds' annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year period (182), then divided by the number of days in the fiscal year (366) to reflect the one-half year period.

                  SECTOR BREAKDOWN
                  PRIMECAP ODYSSEY FUNDS
                  --------------------------------------------------------------

                                PRIMECAP ODYSSEY STOCK FUND
                  --------------------------------------------------------------
                  Consumer Discretionary                            16.0%
                  Consumer Staples                                   0.0%
                  Energy                                             8.2%
                  Financials                                         5.3%
                  Health Care                                       25.2%
                  Industrials                                       14.6%
                  Information Technology                            18.1%
                  Materials                                          6.0%
                  Telecommunication Services                         1.6%
                  Short Term Investments                             5.0%
                  --------------------------------------------------------------
                  TOTAL                                            100.0%
                  --------------------------------------------------------------


                                 PRIMECAP ODYSSEY GROWTH FUND
                  --------------------------------------------------------------
                  Consumer Discretionary                            11.3%
                  Energy                                             8.7%
                  Financials                                         4.6%
                  Health Care                                       25.4%
                  Industrials                                        7.3%
                  Information Technology                            35.6%
                  Materials                                          0.6%
                  Telecommunication Services                         1.2%
                  Short Term Investments                             5.3%
                  --------------------------------------------------------------
                  TOTAL                                            100.0%
                  --------------------------------------------------------------


The tables above list sector allocations as a percentage of each fund's total investments as of April 30, 2008. The management report makes reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

SECTOR BREAKDOWN
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------


                          PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
                  --------------------------------------------------------------
                  Consumer Discretionary                             7.3%
                  Consumer Staples                                   2.3%
                  Energy                                             6.5%
                  Financials                                         1.8%
                  Health Care                                       23.9%
                  Industrials                                        4.6%
                  Information Technology                            45.1%
                  Telecommunication Services                         1.3%
                  Short Term Investments                             7.2%
                  --------------------------------------------------------------
                  TOTAL                                            100.0%
                  --------------------------------------------------------------

The table above lists sector allocations as a percentage of the fund's total investments as of April 30, 2008. The management report makes reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.



                  SCHEDULE OF INVESTMENTS
                  PRIMECAP ODYSSEY STOCK FUND
                  --------------------------------------------------------------
                  APRIL 30, 2008 - (UNAUDITED)

       Shares                                                           Value
--------------------------------------------------------------------------------
COMMON STOCKS: 94.7%
CONSUMER DISCRETIONARY: 16.0%
      43,000     Amazon.com, Inc. (a) .........................     $  3,381,090
      87,000     Bed Bath & Beyond, Inc. (a) ..................        2,827,500
     172,100     CarMax, Inc. (a) .............................        3,571,075
      20,000     Carnival Corp. ...............................          803,400
      57,400     Chico's FAS, Inc. (a) ........................          405,818
     160,000     Collective Brands, Inc. (a) ..................        1,979,200
      56,500     DIRECTV Group, Inc. (The) (a) ................        1,392,160
     160,000     Dress Barn, Inc. (a) .........................        2,153,600
      30,000     Eastman Kodak Co. ............................          536,700
      50,200     Kohl's Corp. (a) .............................        2,452,270
      60,000     Mattel, Inc. .................................        1,125,000
       7,000     Men's Wearhouse, Inc. ........................          186,410
      95,000     Sony Corp. - ADR .............................        4,350,050
       4,050     Target Corp. .................................          215,176
      95,950     TJX Cos, Inc. ................................        3,091,509
      15,000     Viacom, Inc. (a) .............................          576,600
      53,500     Walt Disney Co. (The) ........................        1,735,005
      46,000     Whirlpool Corp. ..............................        3,347,880
                                                                    ------------
                                                                      34,130,443
                                                                    ------------
CONSUMER STAPLES: 0.0%
      30,700     Cott Corp. (a) ...............................           91,793
                                                                    ------------
ENERGY: 8.1%
      27,400     Arch Coal, Inc. ..............................        1,571,664
      20,000     EnCana Corp. .................................        1,616,200
      48,000     EOG Resources, Inc. ..........................        6,263,040
       8,000     Murphy Oil Corp. .............................          722,720
      24,000     National Oilwell Varco, Inc. (a) .............        1,642,800
       4,000     Patriot Coal Corp. (a) .......................          264,200
      40,000     Peabody Energy Corp. .........................        2,445,200
      28,600     Schlumberger Ltd. ............................        2,875,730
                                                                    ------------
                                                                      17,401,554
                                                                    ------------

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                              15

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY STOCK FUND
--------------------------------------------------------------------------------
APRIL 30, 2008 - (UNAUDITED), (CONTINUED)

       Shares                                                           Value
--------------------------------------------------------------------------------

FINANCIALS: 5.3%
      38,300     American International Group, Inc. ...........     $  1,769,460
      34,151     Bank of New York Mellon Corp. (The) ..........        1,486,593
         620     Berkshire Hathaway, Inc. - Class B (a) .......        2,763,340
      10,000     Chubb Corp. ..................................          529,700
      72,700     Discover Financial Services ..................        1,323,867
       5,500     Fifth Third Bancorp ..........................          117,865
     109,950     Marsh & McLennan Cos, Inc. ...................        3,033,521
      15,000     Progressive Corp. (The) ......................          272,850
                                                                    ------------
                                                                      11,297,196
                                                                    ------------
HEALTH CARE: 25.1%
     119,300     Affymetrix, Inc. (a) .........................        1,301,563
     148,600     Amgen, Inc. (a) ..............................        6,221,882
      64,000     Biogen Idec, Inc. (a) ........................        3,884,160
     315,656     Boston Scientific Corp. (a) ..................        4,207,694
     194,800     Eli Lilly & Co. ..............................        9,377,672
       7,000     Genentech, Inc. (a) ..........................          477,400
      92,500     GlaxoSmithKline PLC - ADR ....................        4,080,175
     134,700     Medtronic, Inc. ..............................        6,557,196
     140,750     Novartis AG - ADR ............................        7,083,948
      27,300     Roche Holding AG - CHF .......................        4,552,854
      25,000     Sanofi-Aventis - ADR .........................          964,500
      67,100     Sepracor, Inc. (a) ...........................        1,446,005
      36,000     Waters Corp. (a) .............................        2,212,560
      30,000     Wyeth ........................................        1,334,100
                                                                    ------------
                                                                      53,701,709
                                                                    ------------
INDUSTRIALS: 14.6%
      35,000     Alaska Air Group, Inc. (a) ...................          751,800
      23,400     Alexander & Baldwin, Inc. ....................        1,175,382
     216,500     AMR Corp. (a) ................................        1,898,705
      38,000     Avery Dennison Corp. .........................        1,831,220
      12,000     Boeing Co. ...................................        1,018,320
       2,200     Burlington Northern Santa Fe Corp. ...........          225,610
      32,000     Canadian National Railway Co. ................        1,676,480
      15,200     Caterpillar, Inc. ............................        1,244,576
      24,000     Chicago Bridge & Iron Co. N.V. - ADR .........          956,160
       4,000     Deere & Co. ..................................          336,280
       6,000     FedEx Corp. ..................................          575,220
      49,000     General Electric Co. .........................        1,602,300

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

16

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY STOCK FUND
--------------------------------------------------------------------------------
APRIL 30, 2008 - (UNAUDITED), (CONTINUED)

       Shares                                                           Value
--------------------------------------------------------------------------------

INDUSTRIALS (CONTINUED)
       7,800     Honeywell International, Inc. ................     $    463,320
      50,000     Ingersoll-Rand Co. ...........................        2,219,000
      29,600     JetBlue Airways Corp. (a) ....................          149,184
      74,200     McDermott International, Inc. (a) ............        3,975,636
       5,200     Norfolk Southern Corp. .......................          309,816
      24,700     Pall Corp. ...................................          858,819
     336,900     Southwest Airlines Co. .......................        4,460,556
       2,300     Thomas & Betts Corp. (a) .....................           86,158
      11,800     Union Pacific Corp. ..........................        1,713,242
      50,500     United Parcel Service, Inc. ..................        3,656,705
                                                                    ------------
                                                                      31,184,489
                                                                    ------------
INFORMATION TECHNOLOGY: 18.1%
      26,650     Accenture Ltd. - Class A .....................        1,000,707
       7,000     Agilent Technologies, Inc. (a) ...............          211,470
     107,900     Applied Materials, Inc. ......................        2,013,414
      79,699     ASML Holding N.V. - ADR ......................        2,260,264
      13,700     Cisco Systems, Inc. (a) ......................          351,268
      55,000     Corning, Inc. ................................        1,469,050
     161,400     EMC Corp. (a) ................................        2,485,560
      80,000     Intel Corp. ..................................        1,780,800
     115,000     Intuit, Inc. (a) .............................        3,101,550
      70,000     KLA-Tencor Corp. .............................        3,057,600
      76,000     L.M. Ericsson Telephone Co. - ADR ............        1,916,720
     135,700     Microsoft Corp. ..............................        3,870,164
      90,000     Motorola, Inc. ...............................          896,400
      33,200     Nortel Networks Corp. (a) ....................          283,528
      82,000     NVIDIA Corp. (a) .............................        1,685,100
      86,500     Oracle Corp. (a) .............................        1,803,525
      20,400     Research In Motion Ltd. (a) ..................        2,481,252
     186,900     Symantec Corp. (a) ...........................        3,218,418
     105,000     Texas Instruments, Inc. ......................        3,061,800
         857     Verigy Ltd. (a) ..............................           18,314
      19,300     Xilinx, Inc. .................................          478,061
      43,000     Yahoo!, Inc. (a) .............................        1,178,630
                                                                    ------------
                                                                      38,623,595
                                                                    ------------

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                              17

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY STOCK FUND
--------------------------------------------------------------------------------
APRIL 30, 2008 - (UNAUDITED), (CONTINUED)

       Shares                                                           Value
--------------------------------------------------------------------------------

MATERIALS: 5.9%
      18,500     Alcoa, Inc. ..................................     $    643,430
     142,474     Domtar Corp. (a) .............................          850,570
       3,000     Dow Chemical Co. (The) .......................          120,450
      18,000     Freeport-McMoRan Copper & Gold, Inc. .........        2,047,500
      50,000     International Paper Co. ......................        1,308,500
      14,300     Monsanto Co. .................................        1,630,486
      18,000     Newmont Mining Corp. .........................          795,780
      18,000     Potash Corp. of Saskatchewan .................        3,311,100
       5,950     Praxair, Inc. ................................          543,294
      15,000     Vulcan Materials Co. .........................        1,032,300
       6,525     Weyerhaeuser Co. .............................          416,817
                                                                    ------------
                                                                      12,700,227
                                                                    ------------
TELECOMMUNICATION SERVICES: 1.6%
      61,700     NeuStar, Inc. - Class A (a) ..................        1,697,367
     219,950     Sprint Nextel Corp. ..........................        1,757,401
                                                                    ------------
                                                                       3,454,768
                                                                    ------------
TOTAL COMMON STOCKS
     (Cost $198,284,440) ......................................      202,585,774
                                                                    ------------

  Principal
   Amount
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS: 5.0%
$10,551,098      Dreyfus Treasury & Agency Cash Management ....       10,551,098
                                                                    ------------
     (Cost $10,551,098)

TOTAL INVESTMENTS
     (Cost $208,835,538): 99.7% ...............................      213,136,872
Other Assets in Excess of Liabilities: 0.3% ...................          687,884
                                                                    ------------
TOTAL NET ASSETS: 100.0%                                            $213,824,756
                                                                    ============

---------------
Percentages are stated as a percent of net assets.
ADR - American Depository Receipt.
CHF - Swiss Security.
(a)   Non Income Producing.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

18

                  SCHEDULE OF INVESTMENTS
                  PRIMECAP ODYSSEY GROWTH FUND
                  --------------------------------------------------------------
                  APRIL 30, 2008 - (UNAUDITED)

     Shares                                                             Value
--------------------------------------------------------------------------------
COMMON STOCKS: 94.6%

CONSUMER DISCRETIONARY: 11.3%
     250,000     99 Cents Only Stores (a) .....................     $  2,377,500
      34,000     Amazon.com, Inc. (a) .........................        2,673,420
     178,200     Bed Bath & Beyond, Inc. (a) ..................        5,791,500
     350,000     CarMax, Inc. (a) .............................        7,262,500
      40,000     Carnival Corp. ...............................        1,606,800
     133,300     Chico's FAS, Inc. (a) ........................          942,431
      47,300     DIRECTV Group, Inc. (The) (a) ................        1,165,472
     360,000     Dress Barn, Inc. (a) .........................        4,845,600
     199,000     Gentex Corp. .................................        3,717,320
      67,150     Kohl's Corp. (a) .............................        3,280,277
     130,000     Mattel, Inc. .................................        2,437,500
      20,000     Men's Wearhouse, Inc. ........................          532,600
     443,800     Quiksilver, Inc. (a) .........................        4,318,174
     170,000     Sony Corp. - ADR .............................        7,784,300
     128,250     TJX Cos, Inc. ................................        4,132,215
      30,000     Viacom, Inc. (a) .............................        1,153,200
       3,500     Walt Disney Co. (The) ........................          113,505
                                                                    ------------
                                                                      54,134,314
                                                                    ------------
ENERGY: 8.6%
     162,000     Arch Coal, Inc. ..............................        9,292,320
       1,196     Chevron Corp. ................................          114,995
      40,000     EnCana Corp. .................................        3,232,400
      85,000     EOG Resources, Inc. ..........................       11,090,800
      10,000     Murphy Oil Corp. .............................          903,400
      60,000     National Oilwell Varco, Inc. (a) .............        4,107,000
     100,000     Oceaneering International, Inc. (a) ..........        6,678,000
      59,800     Schlumberger Ltd. ............................        6,012,890
                                                                    ------------
                                                                      41,431,805
                                                                    ------------
FINANCIALS: 4.6%
      69,350     American International Group, Inc. ...........        3,203,970
      66,736     Bank of New York Mellon Corp. (The) ..........        2,905,018
       1,100     Berkshire Hathaway, Inc. - Class B (a) .......        4,902,700
      20,000     Chubb Corp. ..................................        1,059,400
     170,000     Hanmi Financial Corp. ........................        1,188,300
     235,250     Marsh & McLennan Cos, Inc. ...................        6,490,548
     100,000     Progressive Corp. (The) ......................        1,819,000
       4,600     State Street Corp. ...........................          331,844
                                                                    ------------
                                                                      21,900,780
                                                                    ------------

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              19


SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2008 - (UNAUDITED),(CONTINUED)

     Shares                                                             Value
--------------------------------------------------------------------------------

HEALTH CARE: 25.4%
     390,000     Accuray, Inc. (a) ............................     $  3,053,700
     275,500     Affymetrix, Inc. (a) .........................        3,005,705
     251,900     Amgen, Inc. (a) ..............................       10,547,053
      91,000     Biogen Idec, Inc. (a) ........................        5,522,790
     435,300     Boston Scientific Corp. (a) ..................        5,802,549
     685,200     Conceptus, Inc. (a) ..........................       12,347,304
     457,100     Eli Lilly & Co. ..............................       22,004,794
      20,000     Genentech, Inc. (a) ..........................        1,364,000
     112,000     GlaxoSmithKline PLC - ADR ....................        4,940,320
     120,000     Kinetic Concepts, Inc. (a) ...................        4,759,200
     301,700     Medtronic, Inc. ..............................       14,686,756
     150,000     Micrus Endovascular Corp. (a) ................        1,707,000
     248,150     Novartis AG - ADR ............................       12,489,390
      60,000     OraSure Technologies, Inc. (a) ...............          387,600
      63,300     Roche Holding AG - CHF .......................       10,556,618
     120,700     Sepracor, Inc. (a) ...........................        2,601,085
      77,000     SurModics, Inc. (a) ..........................        3,424,190
      44,000     Waters Corp. (a) .............................        2,704,240
                                                                    ------------
                                                                     121,904,294
                                                                    ------------
INDUSTRIALS: 7.3%
     485,300     AMR Corp. (a) ................................        4,256,081
      40,000     Avery Dennison Corp. .........................        1,927,600
      13,700     Caterpillar, Inc. ............................        1,121,756
      18,500     FedEx Corp. ..................................        1,773,595
     146,250     JetBlue Airways Corp. (a) ....................          737,100
     140,000     McDermott International, Inc. (a) ............        7,501,200
      68,400     Pall Corp. ...................................        2,378,268
     616,700     Southwest Airlines Co. .......................        8,165,108
      95,200     United Parcel Service, Inc. ..................        6,893,432
                                                                    ------------
                                                                      34,754,140
                                                                    ------------
INFORMATION TECHNOLOGY: 35.6%
      59,950     Accenture Ltd. - Class A .....................        2,251,123
      20,000     Adobe Systems, Inc. (a) ......................          745,800
     140,000     Akamai Technologies, Inc. (a) ................        5,007,800
     320,000     Altera Corp. .................................        6,809,600
     155,300     Applied Materials, Inc. ......................        2,897,898
     219,333     ASML Holding N.V. - ADR ......................        6,220,284
     341,900     Avid Technology, Inc. (a) ....................        7,135,453
     138,900     Avocent Corp. (a) ............................        2,709,939

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
20


SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2008 - (UNAUDITED),(CONTINUED)

     Shares                                                             Value
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)
   1,126,500     Brocade Communications Sys, Inc. (a) .........     $  8,065,740
      30,000     Cisco Systems, Inc. (a) ......................          769,200
       3,300     Comverse Technology, Inc. (a) ................           57,585
     151,900     Corning, Inc. ................................        4,057,249
     194,700     Cree, Inc. (a) ...............................        5,062,200
      37,000     Cymer, Inc. (a) ..............................          961,630
     476,700     EMC Corp. (a) ................................        7,341,180
     300,000     Flextronics International Ltd. (a) ...........        3,117,000
     453,900     FormFactor, Inc. (a) .........................        8,746,653
      10,800     Google, Inc. - Class A (a) ...................        6,202,332
     110,000     Intel Corp. ..................................        2,448,600
     160,000     Intersil Corp. - Class A .....................        4,275,200
     276,000     Intuit, Inc. (a) .............................        7,443,720
      85,000     KLA-Tencor Corp. .............................        3,712,800
     160,000     L.M. Ericsson Telephone Co. - ADR ............        4,035,200
      49,000     McAfee, Inc. (a) .............................        1,629,250
     127,200     Micron Technology, Inc. (a) ..................          981,984
     240,600     Microsoft Corp. ..............................        6,861,912
      90,000     Motorola, Inc. ...............................          896,400
     157,900     NAVTEQ Corp. (a) .............................       11,717,759
      49,670     Nortel Networks Corp. (a) ....................          424,182
     150,000     Nuance Communications, Inc. (a) ..............        3,042,000
     120,000     NVIDIA Corp. (a) .............................        2,466,000
     189,600     Oracle Corp. (a) .............................        3,953,160
      50,600     QUALCOMM, Inc. ...............................        2,185,414
     379,800     Rambus, Inc. (a) .............................        8,720,208
      38,250     Research In Motion Ltd. (a) ..................        4,652,347
       8,400     Silicon Laboratories, Inc. (a) ...............          283,668
     180,000     Stratasys, Inc. (a) ..........................        3,499,200
     291,700     Symantec Corp. (a) ...........................        5,023,074
     207,200     Texas Instruments, Inc. ......................        6,041,952
      24,000     Trimble Navigation Ltd. (a) ..................          786,960
     170,000     Xilinx, Inc. .................................        4,210,900
     120,300     Yahoo!, Inc. (a) .............................        3,297,423
                                                                    ------------
                                                                     170,747,979
                                                                    ------------

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              21


SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2008 - (UNAUDITED),(CONTINUED)

     Shares                                                             Value
--------------------------------------------------------------------------------

      14,000     Monsanto Co. .................................     $  1,596,280
      14,000     Praxair, Inc. ................................        1,278,340
                                                                    ------------
                                                                       2,874,620
                                                                    ------------
TELECOMMUNICATION SERVICES: 1.2%
     121,800     NeuStar, Inc. - Class A (a) ..................        3,350,718
     323,750     Sprint Nextel Corp. ..........................        2,586,762
                                                                    ------------
                                                                       5,937,480
                                                                    ------------
TOTAL COMMON STOCKS
     (Cost $461,221,953) ......................................      453,685,412
                                                                    ------------



  Principal
   Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 5.3%
$25,434,081      Dreyfus Treasury & Agency Cash Management ....       25,434,081
                                                                    ------------
     (Cost $25,434,081)
TOTAL INVESTMENTS
     (Cost $486,656,034): 99.9% ...............................      479,119,493
Other Assets in Excess of Liabilities: 0.1% ...................          338,864
                                                                    ------------
TOTAL NET ASSETS: 100.0% ......................................      479,458,357
                                                                    ============


---------------
Percentages are stated as a percent of net assets.
ADR - American Depository Receipt.
CHF - Swiss Security.
(a) Non Income Producing.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
22

                  SCHEDULE OF INVESTMENTS
                  PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
                  --------------------------------------------------------------
                  APRIL 30, 2008 - (UNAUDITED)

     Shares                                                            Value
--------------------------------------------------------------------------------
COMMON STOCKS: 93.0%

CONSUMER DISCRETIONARY: 7.3%
     158,300     AC Moore Arts & Crafts, Inc. (a) .............     $  1,046,363
      63,000     Amazon.com, Inc. (a) .........................        4,953,690
     193,400     CarMax, Inc. (a) .............................        4,013,050
     115,500     Chico's FAS, Inc. (a) ........................          816,585
      74,400     DIRECTV Group, Inc. (The) (a) ................        1,833,216
     140,000     Gentex Corp. .................................        2,615,200
     549,000     Quiksilver, Inc. (a) .........................        5,341,770
                                                                    ------------
                                                                      20,619,874
                                                                    ------------
CONSUMER STAPLES: 2.3%
     756,300     American Italian Pasta Co. - Class A (a) .....        6,504,180
                                                                    ------------
ENERGY: 6.5%
      90,000     Arch Coal, Inc. ..............................        5,162,400
      44,000     EOG Resources, Inc. ..........................        5,741,120
      40,000     National Oilwell Varco, Inc. (a) .............        2,738,000
      68,000     Oceaneering International, Inc. (a) ..........        4,541,040
                                                                    ------------
                                                                      18,182,560
                                                                    ------------
FINANCIAL: 1.8%
     100,000     Hanmi Financial Corp. ........................          699,000
     486,520     MarketAxess Holdings, Inc. (a) ...............        4,276,511
                                                                    ------------
                                                                       4,975,511
                                                                    ------------
HEALTH CARE: 24.0%
     318,200     Abiomed, Inc. (a) ............................        4,642,538
     230,000     Accuray, Inc. (a) ............................        1,800,900
     222,000     Affymetrix, Inc. (a) .........................        2,422,020
      33,000     Biogen Idec, Inc. (a) ........................        2,002,770
      20,000     BioMarin Pharmaceuticals, Inc. (a) ...........          729,200
     600,700     Boston Scientific Corp. (a) ..................        8,007,331
     610,000     Cardica, Inc. (a) ............................        4,306,600
     670,650     Conceptus, Inc. (a) ..........................       12,085,113
     192,000     Dendreon Corp. (a) ...........................        1,011,840
     850,000     Dyax Corp. (a) ...............................        3,408,500
      60,000     ev3, Inc. (a) ................................          498,600
      21,600     Greatbatch, Inc. (a) .........................          392,688
      92,000     Kinetic Concepts, Inc. (a) ...................        3,648,720
     450,000     Medarex, Inc. (a) ............................        3,226,500
     290,000     Micrus Endovascular Corp. (a) ................        3,300,200


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              23

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2008 - (UNAUDITED), (CONTINUED)

     Shares                                                            Value
--------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)
   1,063,900     Pharmacyclics, Inc. (a) ......................     $    904,315
      56,800     Roche Holding AG - CHF .......................        9,472,605
      81,450     Sepracor, Inc. (a) ...........................        1,755,248
      86,000     SurModics, Inc. (a) ..........................        3,824,420
                                                                    ------------
                                                                      67,440,108
                                                                    ------------
INDUSTRIALS: 4.7%
     103,000     Alaska Air Group, Inc. (a) ...................        2,212,440
     262,200     AMR Corp. (a) ................................        2,299,494
     116,325     JetBlue Airways Corp. (a) ....................          586,278
      50,000     Monster Worldwide, Inc. (a) ..................        1,216,500
      37,900     Pall Corp. ...................................        1,317,783
     286,300     Southwest Airlines Co. .......................        3,790,612
      90,000     US Airways Group, Inc. (a) ...................          773,100
      60,000     Vitran Corp, Inc. (a) ........................          859,800
                                                                    ------------
                                                                      13,056,007
                                                                    ------------
INFORMATION TECHNOLOGY: 45.2%
     131,000     Akamai Technologies, Inc. (a) ................        4,685,870
     370,000     Altera Corp. .................................        7,873,600
     224,288     ASML Holding N.V. - ADR ......................        6,360,808
     260,400     Avid Technology, Inc. (a) ....................        5,434,548
     225,800     Avocent Corp. (a) ............................        4,405,358
   1,383,400     Brocade Communications Sys, Inc. (a) .........        9,905,144
     145,600     Cree, Inc. (a) ...............................        3,785,600
      96,500     Cymer, Inc. (a) ..............................        2,508,035
      90,000     eBay, Inc. (a) ...............................        2,816,100
      60,000     EMC Corp. (a) ................................          924,000
      77,500     Emulex Corp. (a) .............................        1,014,475
      80,000     Faro Technologies, Inc. (a) ..................        2,819,200
     443,800     FormFactor, Inc. (a) .........................        8,552,026
       6,200     Google, Inc. (a) .............................        3,560,598
     170,000     Guidance Software, Inc. (a) ..................        1,730,600
      93,800     Intermec, Inc. (a) ...........................        1,981,056
      60,000     Internap Network Svcs Corp. (a) ..............          288,600
     200,000     Intuit, Inc. (a) .............................        5,394,000
     133,200     KLA-Tencor Corp. .............................        5,818,176
      60,000     McAfee, Inc. (a) .............................        1,995,000
     156,500     Micron Technology, Inc. (a) ..................        1,208,180
     142,700     NAVTEQ Corp. (a) .............................       10,589,767

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
24

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2008 - (UNAUDITED), (CONTINUED)

     Shares                                                            Value
--------------------------------------------------------------------------------

      63,000     Nortel Networks Corp. (a) ....................     $    538,020
     140,000     Nuance Communications, Inc. (a) ..............        2,839,200
     140,650     NVIDIA Corp. (a) .............................        2,890,357
     296,800     Rambus, Inc. (a) .............................        6,814,528
      49,200     Research In Motion Ltd. (a) ..................        5,984,196
       6,000     Silicon Laboratories, Inc. (a) ...............          202,620
     214,300     SonicWALL, Inc. (a) ..........................        1,647,967
     242,400     Stratasys, Inc. (a) ..........................        4,712,256
     400,000     Sycamore Networks, Inc. (a) ..................        1,288,000
     180,900     Symantec Corp. (a) ...........................        3,115,098
      32,000     Trimble Navigation Ltd. (a) ..................        1,049,280
      80,200     Yahoo!, Inc. (a) .............................        2,198,282
                                                                    ------------
                                                                     126,930,545
                                                                    ------------
TELECOMMUNICATION SERVICES: 1.3%
     130,500     NeuStar, Inc. - Class A (a) ..................        3,590,055
                                                                    ------------
TOTAL COMMON STOCKS
     (Cost $278,667,773) ......................................      261,298,840
                                                                    ------------




  Principal
   Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 7.2%
$20,301,903      Dreyfus Treasury & Agency Cash Management ....       20,301,903
                                                                    ------------
     (Cost $20,301,904)
TOTAL INVESTMENTS
     (Cost $298,969,676): 100.3% ..............................      281,600,743
Liabilities in Excess of Other Assets: (0.3)% .................         (772,760)
                                                                    ------------
TOTAL NET ASSETS: 100.0% ......................................     $280,827,983
                                                                    ============



------------------
Percentages are stated as a percent of net assets.
ADR - American Depository Receipt.
CHF - Swiss Security.
(a)      Non Income Producing.









      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              25


                  STATEMENTS OF ASSETS AND LIABILITIES
                  PRIMECAP ODYSSEY FUNDS
                  --------------------------------------------------------------
                  APRIL 30, 2008 - (UNAUDITED)

                                           PRIMECAP         PRIMECAP         PRIMECAP
                                           ODYSSEY          ODYSSEY     ODYSSEY AGGRESSIVE
                                          STOCK FUND       GROWTH FUND     GROWTH FUND
                                         -------------    -------------    -------------

ASSETS
  Investments, at cost ...............   $ 208,835,538    $ 486,656,034    $ 298,969,676
                                         =============    =============    =============

  Investments, at value ..............   $ 213,136,872    $ 479,119,493    $ 281,600,743
  Cash ...............................          70,999          396,536             --
  Receivables:
   Securities sold ...................         775,200        1,550,399             --
   Dividends and interest ............         262,203          486,411          193,613
   Fund shares sold ..................         301,764          686,272          190,749
  Prepaid expenses and other assets ..          26,269           38,320           41,474
                                         -------------    -------------    -------------
   Total assets ......................     214,573,307      482,277,431      282,026,579
                                         -------------    -------------    -------------

LIABILITIES
  Payable for securities purchased ...         275,665        1,309,518             --
  Payable for fund shares repurchased           87,106          699,094          571,299
  Payable to advisor (Note 5) ........         290,030          643,521          387,231
  Payable to the custodian ...........            --               --            118,803
  Other accrued expenses & liabilities          95,750          166,941          121,263
                                         -------------    -------------    -------------
   Total liabilities .................         748,551        2,819,074        1,198,596
                                         -------------    -------------    -------------

NET ASSETS ...........................   $ 213,824,756    $ 479,458,357    $ 280,827,983
                                         =============    =============    =============

Number of shares issued and
  outstanding (unlimited shares
  authorized, $0.01 par value) .......      15,848,693       35,060,276       21,815,227
                                         =============    =============    =============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE .........   $       13.49    $       13.68    $       12.87
                                         =============    =============    =============

COMPONENTS OF NET ASSETS
  Paid-in capital ....................   $ 209,859,293    $ 481,780,388    $ 304,968,442
  Undistributed net
   investment income .................         491,386          516,822             --
Accumulated net realized gain (loss)
  on investments .....................        (827,257)       4,697,688       (6,771,526)
Accumulated net unrealized
  appreciation (depreciation)
  on investments .....................       4,301,334       (7,536,541)     (17,368,933)
                                         -------------    -------------    -------------
   Net assets ........................   $ 213,824,756    $ 479,458,357    $ 280,827,983
                                         =============    =============    =============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
26


                  STATEMENTS OF OPERATIONS
                  PRIMECAP ODYSSEY FUNDS
                  --------------------------------------------------------------
                  FOR THE SIX MONTHS ENDED APRIL 30, 2008 - (UNAUDITED)

                                            PRIMECAP        PRIMECAP      PRIMECAP
                                            ODYSSEY         ODYSSEY   ODYSSEY AGGRESSIVE
                                           STOCK FUND     GROWTH FUND     GROWTH FUND
                                          ------------    ------------    ------------
INVESTMENT INCOME
  Income
   Dividends (net of foreign taxes
    withheld of $75,803, $148,822,
    and $47,277, respectively) ......   $  1,303,144    $  2,253,983    $    472,093
  Interest income ...................        162,363         385,596         165,374
                                        ------------    ------------    ------------
   Total income .....................      1,465,507       2,639,579         637,467
                                        ------------    ------------    ------------
Expenses
  Advisory fees .....................        583,983       1,335,628         853,806
  Fund administration and
   accounting costs .................         76,134         180,602         117,768
  Professional fees .................         27,061          41,055          35,157
  Shareholder servicing
   fees and expenses ................         64,225          80,225          95,425
  Federal and State Registration fees         16,873          17,548          21,185
  Custody fees ......................         16,165          32,660          23,250
  Trustee fees and expenses .........         12,683          12,242          12,597
  Printing and mailing ..............          7,780          10,681          22,880
  Other expenses ....................         11,439          25,441          19,913
                                        ------------    ------------    ------------
   Total expenses ...................        816,343       1,736,082       1,201,981
                                        ------------    ------------    ------------

    NET INVESTMENT INCOME (LOSS) ....        649,164         903,497        (564,514)
                                        ------------    ------------    ------------

CHANGE IN REALIZED AND
UNREALIZED GAIN
ON INVESTMENTS
  Net realized gain (loss)
   on investments ...................       (787,565)      4,698,342      (6,725,180)
  Net unrealized depreciation on
   investments ......................    (21,305,000)    (71,599,468)    (64,158,362)
                                        ------------    ------------    ------------
  Net realized and unrealized loss
   on investments ...................    (22,092,565)    (66,901,126)    (70,883,542)
                                        ------------    ------------    ------------

   NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS .......   $(21,443,401)   $(65,997,629)   $(71,448,056)
                                        ============    ============    ============



      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              27


                  STATEMENT OF CHANGES IN NET ASSETS
                  PRIMECAP ODYSSEY STOCK FUND
                  --------------------------------------------------------------


                                                          SIX MONTHS
                                                            ENDED          YEAR ENDED
                                                       APRIL 30, 2008(1) OCTOBER 31, 2007
                                                       ----------------- ----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income ..............................   $     649,164    $     918,714
  Net realized gain (loss) on investments ............        (787,565)       1,731,207
  Net unrealized appreciation (depreciation)
   on investments ....................................     (21,305,000)      16,329,193
                                                         -------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ........................     (21,443,401)      18,979,114
                                                         -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..............................      (1,004,697)        (283,401)
  Realized gain on investments .......................      (1,730,950)        (549,042)
                                                         -------------    -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............      (2,735,647)        (832,443)
                                                         -------------    -------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..........................      42,767,812      122,435,134
  Proceeds from reinvestment of distribution .........       2,729,617          794,364
  Cost of shares redeemed ............................     (23,891,980)     (13,355,576)
  Redemption fee proceeds ............................          11,121           12,526
                                                         -------------    -------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ......      21,616,570      109,886,448
                                                         -------------    -------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........      (2,562,478)     128,033,119

NET ASSETS
  Beginning of period ................................     216,387,234       88,354,115
                                                         -------------    -------------
  End of period (includes undistributed net investment
   income of $491,386 and $846,919, respectively) ....   $ 213,824,756    $ 216,387,234
                                                         =============    =============

CHANGE IN CAPITAL SHARES
  Shares Outstanding, beginning of period ............      14,221,625        6,553,093
                                                         -------------    -------------
  Shares sold ........................................       3,186,578        8,521,970
  Shares issued on reinvestment of distributions .....         195,810           57,688
  Shares repurchased .................................      (1,755,320)        (911,126)
                                                         -------------    -------------
   Net increase in capital shares ....................       1,627,068        7,668,532
                                                         -------------    -------------
  Shares Outstanding, end of period ..................      15,848,693       14,221,625
                                                         =============    =============

--------------
(1) Unaudited.






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
28


                  STATEMENT OF CHANGES IN NET ASSETS
                  PRIMECAP ODYSSEY GROWTH FUND
                  --------------------------------------------------------------

                                                           SIX MONTHS
                                                             ENDED          YEAR ENDED
                                                       APRIL 30, 2008(1) OCTOBER 31, 2007
                                                       ----------------- ----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income ..............................   $     903,497    $   1,047,907
  Net realized gain on investments ...................       4,698,342        1,319,799
  Net unrealized appreciation (depreciation)
   on investments ....................................     (71,599,468)      47,397,293
                                                         -------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ........................     (65,997,629)      49,764,999
                                                         -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..............................      (1,327,014)        (330,728)
  Realized gain on investments .......................      (1,320,226)      (2,361,145)
                                                         -------------    -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............      (2,647,240)      (2,691,873)
                                                         -------------    -------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..........................      93,133,029      306,329,318
  Proceeds from reinvestment of distribution .........       2,590,543        2,668,390
  Cost of shares redeemed ............................     (59,659,379)     (46,321,761)
  Redemption fee proceeds ............................          22,740           44,097
  Other capital contributions ........................            --             13,908
                                                         -------------    -------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ......      36,086,933      262,733,952
                                                         -------------    -------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........     (32,557,936)     309,807,078

NET ASSETS
  Beginning of period ................................     512,016,293      202,209,215
                                                         -------------    -------------
  End of period (includes undistributed net investment
   income of $516,822 and $940,339, respectively) ....   $ 479,458,357    $ 512,016,293
                                                         =============    =============

CHANGE IN CAPITAL SHARES
  Shares Outstanding, beginning of period ............      32,598,060       14,690,643
                                                         -------------    -------------
  Shares sold ........................................       6,557,329       20,886,040
  Shares issued on reinvestment of distributions .....         180,904          191,009
  Shares repurchased .................................      (4,276,017)      (3,169,632)
                                                         -------------    -------------
   Net increase in capital shares ....................       2,462,216       17,907,417
                                                         -------------    -------------
  Shares Outstanding, end of period ..................      35,060,276       32,598,060
                                                         =============    =============

-----------
(1) Unaudited.





      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              29


                  STATEMENT OF CHANGES IN NET ASSETS
                  PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
                  --------------------------------------------------------------

                                                    SIX MONTHS
                                                       ENDED           YEAR ENDED
                                                  APRIL 30, 2008(1) OCTOBER 31, 2007
                                                  ----------------- ----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income (loss) .................   $    (564,514)   $    (666,698)
  Net realized gain (loss) on investments ......      (6,725,180)       2,761,913
  Net unrealized appreciation (depreciation)
   on investments ..............................     (64,158,362)      35,345,050
                                                   -------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ..................     (71,448,056)      37,440,265
                                                   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
  Realized gain on investments .................      (2,095,284)      (2,133,775)
                                                   -------------    -------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ....................      38,662,236      276,071,965
  Proceeds from reinvestment of distribution ...       2,053,073        2,101,368
  Cost of shares redeemed ......................     (61,603,392)     (58,191,283)
  Redemption fee proceeds ......................          25,877           53,191
                                                   -------------    -------------
   NET INCREASE (DECREASE) FROM
    CAPITAL SHARE TRANSACTIONS .................     (20,862,206)     220,035,241
                                                   -------------    -------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS .....     (94,405,546)     255,341,731

NET ASSETS
  Beginning of period ..........................     375,233,529      119,891,798
                                                   -------------    -------------
  End of period ................................   $ 280,827,983    $ 375,233,529
                                                   =============    =============

CHANGE IN CAPITAL SHARES
  Shares Outstanding, beginning of period ......      23,401,238        8,614,450
                                                   -------------    -------------
  Shares sold ..................................       2,894,130       18,456,545
  Shares issued on reinvestment of distributions         146,753          145,928
  Shares repurchased ...........................      (4,626,894)      (3,815,685)
                                                   -------------    -------------
   Net increase in capital shares ..............      (1,586,011)      14,786,788
                                                   -------------    -------------
  Shares Outstanding, end of period ............      21,815,227       23,401,238
                                                   =============    =============



---------------
(1) Unaudited.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
30

                 FINANCIAL HIGHLIGHTS
                  PRIMECAP ODYSSEY STOCK FUND
                  --------------------------------------------------------------
                  FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMIANNUAL REPORT.

                                           SIX MONTHS        YEAR         YEAR        PERIOD
                                              ENDED          ENDED        ENDED        ENDED
                                            APRIL 30,      OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                             2008(1)          2007          2006       2005(5)
                                           ----------     ----------    ---------   ---------

Net asset value, beginning of period ...   $    15.22     $    13.48    $   11.48   $   10.00
                                           ----------     ----------    ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .........         0.04           0.07         0.03       (0.01)
  Net realized and unrealized
   gain (loss) on investments ..........        (1.58)          1.79         1.97        1.49
                                           ----------     ----------    ---------   ---------
  Total from investment operations .....        (1.54)          1.86         2.00        1.48
                                           ----------     ----------    ---------   ---------

LESS DISTRIBUTIONS:
  Dividends from net investment income .        (0.07)         (0.04)        0.00(4)     0.00
  Distributions from realized gain .....        (0.12)         (0.08)        0.00(4)     0.00
                                           ----------     ----------    ---------   ---------
Total distributions ....................        (0.19)         (0.12)        0.00        0.00
                                           ----------     ----------    ---------   ---------

Redemption fee proceeds ................         0.00(4)        0.00(4)      0.00(4)     0.00(4)
                                           ----------     ----------    ---------   ---------

Net asset value, end of period .........   $    13.49     $    15.22    $   13.48   $   11.48
                                           ==========     ==========    =========   =========

Total return ...........................       (10.15%)(3)     13.88%       17.48%      14.80%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) .   $   213.8      $   216.4     $   88.4    $   30.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
   absorbed or recouped ................         0.80%(2)       0.81%        0.99%       1.80%
  After fees waived and expenses
     absorbed or recouped ..............         0.80%(2)       0.81%        0.99%       1.25%

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS ...........         0.64%(2)       0.59%        0.41%      (0.11%)

Portfolio turnover rate ................         3.39%(3)       5.87%        4.09%      12.46%

------------------
(1) Unaudited.
(2) Annualized.
(3) Not Annualized.
(4) Amount represents less than $0.01 per share.
(5) Commenced operations on November 1, 2004.


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              31

                  FINANCIAL HIGHLIGHTS
                  PRIMECAP ODYSSEY GROWTH FUND
                  --------------------------------------------------------------
                  FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMIANNUAL REPORT.


                                           SIX MONTHS        YEAR         YEAR        PERIOD
                                              ENDED          ENDED        ENDED        ENDED
                                            APRIL 30,      OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                             2008(1)          2007          2006       2005(5)
                                           ----------     ----------    ----------    ---------


Net asset value, beginning of period ...   $    15.71     $    13.76    $    11.62    $   10.00
                                           ----------     ----------    ----------    ---------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .........         0.03           0.04          0.01        (0.01)
  Net realized and unrealized
   gain (loss) on investments ..........        (1.98)          2.07          2.14         1.63
                                           ----------     ----------    ----------    ---------
Total from investment operations .......        (1.95)          2.11          2.15         1.62
                                           ----------     ----------    ----------    ---------

LESS DISTRIBUTIONS:
  Dividends from net investment income .        (0.04)         (0.02)         0.00(4)      0.00
  Distributions from realized gain .....        (0.04)         (0.14)        (0.01)        0.00
                                           ----------     ----------    ----------    ---------
Total distributions ....................        (0.08)         (0.16)        (0.01)        0.00
                                           ----------     ----------    ----------    ---------

Redemption fee proceeds ................         0.00(4)        0.00(4)       0.00(4)      0.00(4)
                                           ----------     ----------    ----------    ---------

Net asset value, end of period .........   $    13.68     $    15.71    $    13.76    $   11.62
                                           ==========     ==========    ==========    =========

Total return ...........................       (12.45%)(3)     15.46%        18.49%       16.20%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) .   $   479.5      $   512.0     $   202.2     $   46.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
   absorbed or recouped ................         0.73%(2)       0.75%         0.89%        1.79%
  After fees waived and expenses
   absorbed or recouped ................         0.73%(2)       0.75%         0.89%        1.25%

RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS .........         0.38%(2)       0.30%         0.19%       (0.27%)

Portfolio turnover rate ................         6.93%(3)       4.83%         6.87%        8.84%


------------------
(1) Unaudited.
(2) Annualized.
(3) Not Annualized.
(4) Amount represents less than $0.01 per share.
(5) Commenced operations on November 1, 2004.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
32


                  FINANCIAL HIGHLIGHTS
                  PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
                  --------------------------------------------------------------
                  FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMIANNUAL REPORT.


                                           SIX MONTHS        YEAR         YEAR        PERIOD
                                              ENDED          ENDED        ENDED        ENDED
                                            APRIL 30,      OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                             2008(1)          2007          2006       2005(5)
                                           ----------     ----------    ----------    ---------

Net asset value, beginning of period ...   $    16.03     $    13.92    $    11.24    $   10.00
                                           ----------     ----------    ----------    ---------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ..................        (0.03)         (0.03)        (0.02)       (0.06)
  Net realized and unrealized
   gain (loss) on investments ..........        (3.04)          2.34          2.70         1.30
                                           ----------     ----------    ----------    ---------
Total from investment operations .......        (3.07)          2.31          2.68         1.24
                                           ----------     ----------    ----------    ---------

LESS DISTRIBUTIONS:
  Distributions from realized gain .....        (0.09)         (0.20)         0.00         0.00
                                           ----------     ----------    ----------    ---------
Total distributions ....................        (0.09)         (0.20)         0.00         0.00
                                           ----------     ----------    ----------    ---------

Redemption fee proceeds ................         0.00(4)        0.00(4)       0.00(4)      0.00(4)
                                           ----------     ----------    ----------    ---------

Net asset value, end of period .........   $    12.87     $    16.03    $    13.92    $   11.24
                                           ==========     ==========    ==========    =========

Total return ...........................       (19.19%)(3)     16.76%        23.84%       12.40%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) .   $   280.8      $   375.2     $   119.9     $   22.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
   absorbed or recouped ................         0.80%(2)       0.78%         0.99%        1.82%
  After fees waived and expenses
   absorbed or recouped ................         0.80%(2)       0.78%         0.99%        1.25%

RATIO OF NET INVESTMENT LOSS
  TO AVERAGE NET ASSETS ................        (0.37%)(2)     (0.25%)       (0.33%)      (0.82%)

Portfolio turnover rate ................         6.31%(3)       6.02%        12.30%        7.38%

1 Unaudited.
2 Annualized.
3 Not Annualized.
4 Amount represents less than $0.01 per share.
5 Commenced operations on November 1, 2004.


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              33

                  NOTES TO FINANCIAL STATEMENTS
                  PRIMECAP ODYSSEY FUNDS
                  --------------------------------------------------------------
                  FOR THE SIX MONTHS ENDED APRIL 30, 2008 - (UNAUDITED)

(1) ORGANIZATION

PRIMECAP Odyssey Funds (the "Trust") was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (the "Funds"), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the "Investment Advisor") serves as investment advisor to the Funds. The Funds commenced operations on November 1, 2004.

Each Fund's investment objective is to provide long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares within each Fund have equal rights with respect to voting.

(2) SIGNIFICANT ACCOUNTING POLICIES

The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America.

     A.   SECURITY VALUATION.
          Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market, and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Quotations of foreign securities in a foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates generally are determined prior to the close of the New York Stock Exchange (the "NYSE"). Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the board of trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security's fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

          Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2008 - (UNAUDITED), (CONTINUED)

          Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

     B.   SHARES VALUATION.
          The net asset value ("NAV") per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The result is rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading.

     C.   FOREIGN CURRENCY.
          Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

     D.   FEDERAL INCOME TAXES.
          Each Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code. The Funds intend to distribute substantially all of their taxable income and any capital gains in excess of applicable capital loss carryforwards. Accordingly, no provision for Federal income taxes has been made in the accompanying financial statements. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest. Effective April 30, 2008, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 established financial reporting rules regarding recognition and measurements of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Fund's net assets or results of operations.

     E.   ALLOCATION OF EXPENSES.
          Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds in proportion to their respective assets or another appropriate method.

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2008 - (UNAUDITED), (CONTINUED)

     F.   SECURITY TRANSACTIONS, INVESTMENT INCOME, AND DISTRIBUTIONS.
          Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

     G.   USE OF ESTIMATES.
          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     H.   INDEMNIFICATION OBLIGATIONS.
          Under the Funds' organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

(3) INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2008 were as follows:

FUND                                           PURCHASES            SALES
----                                           ---------            -----
PRIMECAP Odyssey Stock Fund ..............  $  26,399,505       $  6,643,571
PRIMECAP Odyssey Growth Fund .............  $  71,043,356       $ 31,965,966
PRIMECAP Odyssey Aggressive Growth Fund ..  $  18,718,796       $ 51,200,426

(4) DISTRIBUTION TO SHAREHOLDERS

Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2008 - (UNAUDITED), (CONTINUED)

As of October 31, 2007, the components of capital on a tax basis were as follows:

                                      PRIMECAP         PRIMECAP         PRIMECAP
                                      ODYSSEY          ODYSSEY       ODYSSEY AGGRESSIVE
                                     STOCK FUND       GROWTH FUND      GROWTH FUND
                                    -------------    -------------    -------------
Cost of investments
  for tax purposes(a) ...........   $ 190,772,012    $ 448,595,861    $ 328,999,171
                                    =============    =============    =============
Gross tax unrealized
  appreciation ..................      35,801,293       86,353,535       71,116,324
Gross tax unrealized
  depreciation ..................     (10,234,856)     (22,290,608)     (24,372,442)
                                    -------------    -------------    -------------
Net tax unrealized appreciation .   $  25,566,437    $  64,062,927    $  46,743,882
                                    =============    =============    =============
Currently distributable
  ordinary income ...............   $   1,360,644    $   1,772,164    $   1,834,245
Currently distributable long-term
  capital gain ..................       1,217,430          487,747          260,240
                                    -------------    -------------    -------------
Currently total distributable
  earnings ......................   $   2,578,074    $   2,259,911    $   2,094,485
                                    -------------    -------------    -------------
Total accumulated earnings ......   $  28,144,511    $  66,322,838    $  48,838,367
                                    =============    =============    =============

------------
     (a) At October 31, 2007, the basis of investments for federal income tax purposes differs from the cost for financial reporting purposes due to the tax deferral of losses on wash sales.

Tax components of dividends paid during the six months ended April 30, 2008 and the year ended October 31, 2007 were as follows:
                                                            APRIL 30, 2008
                                                    ----------------------------
                                                      ORDINARY       LONG-TERM
                                                       INCOME      CAPITAL GAIN
                                                    DISTRIBUTIONS  DISTRIBUTIONS
                                                    -------------  -------------
PRIMECAP Odyssey Stock Fund ....................      $1,518,528    $1,217,119
PRIMECAP Odyssey Growth Fund ...................      $2,158,519    $  488,721
PRIMECAP Odyssey Aggressive Growth Fund ........      $1,833,948    $  261,336

                                                           OCTOBER 31, 2007
                                                     ---------------------------
                                                         ORDINARY    LONG-TERM
                                                         INCOME    CAPITAL GAIN
                                                     DISTRIBUTIONS DISTRIBUTIONS
                                                     ---------------------------
PRIMECAP Odyssey Stock Fund                           $  406,744    $   425,699
PRIMECAP Odyssey Growth Fund                          $ 1,637,946   $ 1,053,927
PRIMECAP Odyssey Aggressive Growth Fund               $ 1,122,121   $ 1,011,654

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2007.

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2008 - (UNAUDITED), (CONTINUED)

(5) INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. Under the terms of the agreement, each of the Funds will pay a fee equal to the following annual percentages of average net assets:
                                             FOR THE FIRST   ASSETS IN EXCESS OF
                                             $100,000,000       $100,000,000
                                               PER FUND           PER FUND
                                             -------------   -------------------
PRIMECAP Odyssey Stock Fund                     0.60%              0.55%
PRIMECAP Odyssey Growth Fund                    0.60%              0.55%
PRIMECAP Odyssey Aggressive Growth Fund         0.60%              0.55%

Mellon Bank, N.A. serves as the Funds' custodian. U.S. Bancorp Fund Services, LLC ("USBFS") serves as the administrator, fund accountant, and transfer agent to the Funds. Quasar Distributors, LLC, an affiliate of USBFS, serves as the Funds' distributor.

(6) ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") released Financial Accounting Standard Board Statement No. 157 Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a fair valuation hierarchy to increase consistency and comparability in fair value measurements and related disclosures. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of SFAS 157, and its impact on the financial statements has not yet been determined.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds' financial statement disclosures, if any, is currently being assessed.

                  ADDITIONAL INFORMATION
                  PRIMECAP ODYSSEY FUNDS
                  --------------------------------------------------------------
                  (UNAUDITED)

PROXY VOTING PROCEDURES

The Investment Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's board of trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-729-2307. This information is also available through the SEC's website at http://www.sec.gov.

FORM N-Q DISCLOSURE

The Trust files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the SEC's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free 1-800-729-2307.

                  MANAGEMENT
                  PRIMECAP ODYSSEY FUNDS
                  --------------------------------------------------------------
                  (UNAUDITED)

PORTFOLIO MANAGERS

PRIMECAP Management Company has five portfolio managers who together have more than 160 years of investment experience. Each of these five individuals manages a portion of the PRIMECAP Odyssey Stock Fund and the PRIMECAP Odyssey Growth Fund. The PRIMECAP Odyssey Aggressive Growth Fund is primarily managed by Messrs. Schow, Kolokotrones, Fried, and Mordecai. A small portion of each Fund's assets may be managed by individuals in the Investment Advisor's research department. The portfolio managers primarily responsible for overseeing the Funds' investments are:

         NAME                            YEARS OF EXPERIENCE
         ---------------------------------------------------
         Howard B. Schow                          52
         Mitchell J. Milias                       44
         Theo A. Kolokotrones                     38
         Joel P. Fried                            23
         Alfred W. Mordecai                       11

OFFICERS AND TRUSTEES

The Trust's officers, who administer the Funds' daily operations, are appointed by the board of trustees. The trustees are responsible for the overall management of the Trust, including establishing the Funds' policies and general supervision and review of their investment activities. The Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, by calling 1-800-729-2307 or at the Fund's web site at www.odysseyfunds.com.

EXECUTIVE OFFICERS. The table below sets forth certain information about each of the Trust's executive officers.


-------------------------------------------------------------------------------------------------
                       POSITION(S)     TERM OF OFFICE;
NAME, ADDRESS             HELD          LENGTH OF           PRINCIPAL OCCUPATION(S)
(YEAR OF BIRTH)       WITH TRUST       TIME SERVED          DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------
Howard B. Schow         Co-Chief       Indefinite;      Chairman and Director, Portfolio Manager,
225 South Lake Ave.,    Executive      Since 09/04      Chief Investment Officer, and Principal
Suite 400, Pasadena,    Officer                         PRIMECAP Management Company
CA 91101-3005
(1927)
-------------------------------------------------------------------------------------------------
Theo A. Kolokotrones    Co-Chief       Indefinite;      President, Director, Portfolio
225 South Lake Ave.,    Executive      Since 09/04      Manager, and Principal
Suite 400, Pasadena,    Officer                         PRIMECAP Management Company
CA 91101-3005
(1946)
-------------------------------------------------------------------------------------------------

MANAGEMENT
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
(UNAUDITED), (CONTINUED)


-------------------------------------------------------------------------------------------------
                       POSITION(S)     TERM OF OFFICE;
NAME, ADDRESS             HELD          LENGTH OF           PRINCIPAL OCCUPATION(S)
(YEAR OF BIRTH)       WITH TRUST       TIME SERVED          DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------
Joel P. Fried         Co-Chief         Indefinite;    Executive Vice President, Director,
225 South Lake Ave.,  Executive        Since 09/04    Portfolio Manager, and Principal
Suite 400, Pasadena,  Officer and                     PRIMECAP Management Company
CA 91101-3005         Trustee
(1962)
-------------------------------------------------------------------------------------------------
David H. Van Slooten  Chief Financial  Indefinite;    Executive Vice President, Portfolio Manager,
225 South Lake Ave.,  Officer and      Since 06/04    Financial Analyst, and Principal
Suite 400, Pasadena,  Secretary                       PRIMECAP Management Company
CA 91101-3005
(1963)
-------------------------------------------------------------------------------------------------
Baltej S. Kochar      Vice President   Indefinite;    Vice President, Financial Analyst, and
225 South Lake Ave.,  and Chief        Since 10/04    Principal, PRIMECAP Management
Suite 400, Pasadena,  Administrative                  Company (1/04 - Present); Chief Executive
CA 91101-3005         Officer                         Officer, The Share Group, Inc. (9/01 - 1/03)
(1970)
-------------------------------------------------------------------------------------------------
Karen Chen            Vice President ofIndefinite;    Chief Compliance Officer, Director of
225 South Lake Ave.,  Compliance and   Since 10/04    Compliance and Reporting, PRIMECAP
Suite 400, Pasadena,  Chief Compliance                Management Company (10/04 - Present);
CA 91101-3005         Officer and                     Team Lead - Legal and Compliance, Pacific
(1973)                AML Officer                     Investment Management Company (7/02 -
                                                      9/04 and 11/97 - 7/99)
-------------------------------------------------------------------------------------------------

MANAGEMENT
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
(UNAUDITED), (CONTINUED)

"INDEPENDENT" TRUSTEES. The table below sets forth certain information about each of the trustees of the Trust who is not an "interested person" of the Trust as defined in the 1940 Act ("Independent Trustees").


                                                                 NUMBER OF
                                                                 PORTFOLIOS
                                                                    IN
                                    TERM OF      PRINCIPAL         FUND       OTHER
                     POSITION(S)    OFFICE;     OCCUPATION(S)     COMPLEX    DIRECTOR-
NAME, ADDRESS            HELD      LENGTH OF     DURING PAST    OVERSEEN BY  SHIPS HELD
(YEAR OF BIRTH)      WITH TRUST   TIME SERVED     5 YEARS        TRUSTEE(1)  BY TRUSTEE
------------------------------------------------------------------------------------------
Benjamin F. Hammon     Chairman   Indefinite;  Retired; Director,  3          None
225 South Lake Ave.,   of the     Since 09/04  Institutional Equity Sales,
Suite 400, Pasadena,   Board and               Salomon Smith Barney
CA 91101-3005          Trustee                 Inc. (1963-1998)
(1935)
------------------------------------------------------------------------------------------
Wayne H. Smith         Chairman ofIndefinite;  Retired; President, 3          None
225 South Lake Ave.,   the Audit  Since 09/04  Wayne H. Smith
Suite 400, Pasadena,   Committee               Consulting, Inc.
CA 91101-3005          and Trustee             (2002-2007); Vice
(1941)                                         President, Financial
                                               Services, Avery
                                               Dennison
                                               Corporation
                                               (2001-2002);
                                               Vice President,
                                               Financial
                                               Services, and
                                               Treasurer,
                                               Avery Dennison
                                               Corporation
                                               (1999-2001)
------------------------------------------------------------------------------------------
Joseph G. Uzelac       Trustee    Indefinite;  Retired; Managing   3          None
225 South Lake Ave.,              Since 10/07  Director, Lehman
Suite 400, Pasadena,                           Brothers Global
CA 91101-3005                                  Investment Bank
(1944)                                         (1988-2007)
------------------------------------------------------------------------------------------


(1) Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

MANAGEMENT
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
(UNAUDITED), (CONTINUED)

"INTERESTED" TRUSTEES. The table below sets forth certain information about each of the trustees of the Trust who is an "interested person" of the Trust as defined by the 1940 Act.



                                                                 NUMBER OF
                                                                 PORTFOLIOS
                                                                    IN
                                    TERM OF      PRINCIPAL         FUND       OTHER
                     POSITION(S)    OFFICE;     OCCUPATION(S)     COMPLEX    DIRECTOR-
NAME, ADDRESS            HELD      LENGTH OF     DURING PAST    OVERSEEN BY  SHIPS HELD
(YEAR OF BIRTH)      WITH TRUST   TIME SERVED     5 YEARS        TRUSTEE(1)  BY TRUSTEE
------------------------------------------------------------------------------------------

Joel P. Fried(1)      Co-Chief    Indefinite;  Executive Vice      3          None
225 South Lake Ave.,  Executive   Since 09/04  President,
Suite 400, Pasadena,  Officer and              Director, Portfolio
CA 91101-3005         Manager, and             Principal PRIMECAP
(1962)                Trustee                  Management Company
------------------------------------------------------------------------------------------


(1) Mr. Fried is an "interested person" of the Trust, as defined by the 1940 Act, because of his employ- ment with PRIMECAP Management Company, the investment advisor to the Trust.
(2) Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

                      This page intentionally left blank.

                               Investment Advisor
                           PRIMECAP MANAGEMENT COMPANY
                        225 South Lake Avenue, Suite 400
                           Pasadena, California 91101
                                        o
                                   Distributor
                            QUASAR DISTRIBUTORS, LLC
                      615 East Michigan Street, 4th Floor
                           Milwaukee, Wisconsin 53202
                                        o
                           Custodian MELLON BANK, N.A.
                                One Mellon Center
                         Pittsburgh, Pennsylvania 15258
                                        o
                                 Transfer Agent
                         U.S. BANCORP FUND SERVICES, LLC
                       615 East Michigan Street, 3rd Floor
                           Milwaukee, Wisconsin 53202
                                        o
                                  Administrator
                         U.S. BANCORP FUND SERVICES, LLC
                       2020 East Financial Way, Suite 100
                           Glendora, California 91741
                                        o
                                  Legal Counsel
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                             515 South Flower Street
                         Los Angeles, California 90071
                                        o
                  Independent Registered Public Accounting Firm
                           PRICEWATERHOUSECOOPERS LLP
                            Three Embarcadero Centre
                        San Francisco, California 94111

THIS REPORT IS INTENDED FOR THE SHAREHOLDERS OF THE PRIMECAP ODYSSEY FUNDS AND MAY NOT BE USED AS SALES LITERATURE UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

PAST PERFORMANCE RESULTS SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. SHARE PRICE AND RETURNS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. STATEMENTS AND OTHER INFORMATION HEREIN ARE DATED AND ARE SUBJECT TO CHANGE.

PRIMECAP, PRIMECAP ODYSSEY, AND THE PRIMECAP ODYSSEY LOGO ARE TRADEMARKS OF PRIMECAP MANAGEMENT COMPANY.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Co-Chief Executive Officers and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Incorporated by reference to the Registrant's Form N-CSR filed January 3, 2008

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         PRIMECAP Odyssey Funds

         By  /S/ JOEL P. FRIED
            -----------------------------------------------------
                  Joel P. Fried, Co-Chief Executive Officer

         Date     JUNE 30, 2008
                -------------------------------------------------

         By  /S/ HOWARD B. SCHOW
            -----------------------------------------------------
                  Howard B. Schow, Co-Chief Executive Officer

         Date    JUNE 30, 2008
                --------------------------------------------------

         By  /S/ THEO A. KOLOKOTRONES
            ------------------------------------------------------
                  Theo A. Kolokotrones, Co-Chief Executive Officer

         Date    JUNE 30, 2008
                --------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By  /S/ JOEL P. FRIED
            -----------------------------------------------------
                  Joel P. Fried, Co-Chief Executive Officer

         Date    JUNE 30, 2008
                -------------------------------------------------

         By  /S/ HOWARD B. SCHOW
            -----------------------------------------------------
                  Howard B. Schow, Co-Chief Executive Officer

         Date     JUNE 30, 2008
                --------------------------------------------------

         By  /S/ THEO A. KOLOKOTRONES
            ------------------------------------------------------
                  Theo A. Kolokotrones, Co-Chief Executive Officer

         Date      JUNE 30, 2008
                --------------------------------------------------

         By  /S/ DAVID H. VAN SLOOTEN
            ------------------------------------------------------
                  David H. Van Slooten, Chief Financial Officer

         Date      JUNE 30, 2008
                --------------------------------------------------